Schedule I - Condensed Financial Information of Parent Company - Statements of Comprehensive Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2018	May 31, 2017	May 31, 2016
Condensed Financial Statements, Captions [Line Items]
Net income	$ 296,130	$ 274,457	$ 224,884
Other comprehensive income, net of tax
Foreign currency translation adjustment	79,293	(47,440)	(72,464)
Unrealized gain on available-for-sale investment, net of tax effect of nil, nil and US$(1,170) for the years ended May 31, 2016, 2017 and 2018, respectively	129,545	22,521	36,635
Other comprehensive (loss)/ income	208,838	(24,919)	(35,829)
Comprehensive income attributable to New Oriental Education & Technology Group Inc.'s shareholders	501,855	250,670	188,327
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Net income	296,130	274,457	224,884
Other comprehensive income, net of tax
Foreign currency translation adjustment	76,344	(46,331)	(72,193)
Unrealized gain on available-for-sale investment, net of tax effect of nil, nil and US$(1,170) for the years ended May 31, 2016, 2017 and 2018, respectively	129,381	22,544	35,636
Other comprehensive (loss)/ income	205,725	(23,787)	(36,557)
Comprehensive income attributable to New Oriental Education & Technology Group Inc.'s shareholders	$ 501,855	$ 250,670	$ 188,327